PREMISES AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 35,558	$ 36,538
Accumulated depreciation		(8,514)	(12,112)
Premises and equipment, net	$ 28,065	27,044	24,426
Land and land improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		8,169	8,169
Building
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		22,604	21,109
Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 4,785	$ 7,260